FINANCIAL INSTRUMENTS (Details 9) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 913,532	$ 999,820
Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	731,685	826,784
Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	28,935	27
Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	56,973	48,531
Accounts receivable due from related parties
Disclosure Of Financials Instruments [Line items]
Financial assets	2,850	5,559
Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	8,911	32,542
Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	84,178	86,377
Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	557,143	781,032
Cash and cash equivalents, Category [Member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	258,566	251,956
Cash and cash equivalents, Category [Member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	298,577	529,076
Financial assets at amortised cost, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,476,046	1,783,643
Other financial assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 5,371	$ 2,791